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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              December 31, 2008
                                                  ------------------------------

Check here if Amendment           | |;      Amendment Number:
                                                                ---------------

This Amendment (Check only one.):     | | is a restatement.
                                      | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Cornercap Investment Counsel, Inc.
                  ----------------------------------------------
Address:               The Peachtree, Suite 1700
                  ----------------------------------------------
                       1355 Peachtree Street, N.E.
                  ----------------------------------------------
                       Atlanta, Georgia  30309
                  ----------------------------------------------

Form 13F File Number:      28-      7208
                              -----------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:          Thomas E. Quinn
                   ---------------------------------------------
         Title:         Chief Executive Officer
                   ---------------------------------------------
         Phone:         (404)  870-0700
                   ---------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Thomas E. Quinn                    Atlanta, Georgia           02/10/2008
 -----------------------------------  --------------------------     ----------
          [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  NONE
                                             -----------------------------------

Form 13F Information Table Entry Total:             122
                                             -----------------------------------

Form 13F Information Table Value Total:      $     248,816
                                              ----------------------------------
                                                            (thousands)



List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         NONE
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC CO COM              02076X102     1278    78928 SH       Sole                    78928
AMERICAN CAP LTD COM           COM              02503Y103      285    87830 SH       Sole                    87830
AMGEN INC COM                  COM              031162100     4653    80567 SH       Sole                    80567
APOGEE ENTERPRISES INC COM     COM              037598109     1868   180289 SH       Sole                   180289
ARKANSAS BEST CORP DEL COM     COM              040790107     2235    74230 SH       Sole                    74230
ARROW ELECTRS INC COM          COM              042735100     2483   131805 SH       Sole                   131805
ARVINMERITOR INC COM           COM              043353101      986   345813 SH       Sole                   345813
ASSURED GUARANTY LTD COM       COM              G0585R106      761    66780 SH       Sole                    66780
AT&T INC COM                   COM              00206R102     5642   197974 SH       Sole                   197974
AVNET INC COM                  COM              053807103     2655   145805 SH       Sole                   145805
BANK OF AMERICA CORPORATION CO COM              060505104      176    12479 SH       Sole                    12479
BASIC ENERGY SVCS INC NEW COM  COM              06985P100     2360   180953 SH       Sole                   180953
BB&T CORP COM                  COM              054937107     1200    43717 SH       Sole                    43717
BUCKEYE TECHNOLOGIES INC COM   COM              118255108      725   199280 SH       Sole                   199280
BUNGE LIMITED COM              COM              G16962105     2962    57205 SH       Sole                    57205
CASCADE CORP COM               COM              147195101     1304    43675 SH       Sole                    43675
CF INDS HLDGS INC COM          COM              125269100      686    13952 SH       Sole                    13952
CHART INDS INC COM PAR $0.01   COM              16115Q308     2063   194106 SH       Sole                   194106
CHEVRON CORP NEW COM           COM              166764100      221     2982 SH       Sole                     2982
CIGNA CORP COM                 COM              125509109     4866   288800 SH       Sole                   288800
CISCO SYS INC COM              COM              17275R102      180    11039 SH       Sole                    11039
CLIFFS NATURAL RESOURCES INC C COM              18683K101      939    36680 SH       Sole                    36680
COACH INC COM                  COM              189754104     1136    54690 SH       Sole                    54690
COMPUTER SCIENCES CORP COM     COM              205363104     3489    99289 SH       Sole                    99289
CONOCOPHILLIPS COM             COM              20825C104     3541    68350 SH       Sole                    68350
CONVERGYS CORP COM             COM              212485106     2171   338682 SH       Sole                   338682
CRANE CO COM                   COM              224399105     1542    89468 SH       Sole                    89468
CTS CORP COM                   COM              126501105     1163   210995 SH       Sole                   210995
DARDEN RESTAURANTS INC COM     COM              237194105     6258   222060 SH       Sole                   222060
DIEBOLD INC COM                COM              253651103     2490    88657 SH       Sole                    88657
DONNELLEY R R & SONS CO COM    COM              257867101     3917   288408 SH       Sole                   288408
EATON CORP COM                 COM              278058102     5309   106809 SH       Sole                   106809
ENDEAVOUR INTL CORP COM        COM              29259G101       19    37500 SH       Sole                    37500
ENPRO INDS INC COM             COM              29355X107     2155   100039 SH       Sole                   100039
ENSCO INTL INC COM             COM              26874Q100     3166   111523 SH       Sole                   111523
ESTERLINE TECHNOLOGIES CORP CO COM              297425100     2179    57515 SH       Sole                    57515
EVEREST RE GROUP LTD COM       COM              G3223R108     5282    69377 SH       Sole                    69377
EXXON MOBIL CORP COM           COM              30231G102     1465    18349 SH       Sole                    18349
F M C CORP COM NEW             COM              302491303     5465   122175 SH       Sole                   122175
FLEXTRONICS INTL LTD ORD       COM              Y2573F102     1619   632614 SH       Sole                   632614
FREDS INC CL A                 COM              356108100     1186   110208 SH       Sole                   110208
FUSHI COPPERWELD INC COM       COM              36113E107     1656   314210 SH       Sole                   314210
GANNETT INC COM                COM              364730101      818   102276 SH       Sole                   102276
GERDAU AMERISTEEL CORP COM     COM              37373P105     4079   673072 SH       Sole                   673072
GOODRICH CORP COM              COM              382388106     5477   147951 SH       Sole                   147951
HALLMARK FINL SVCS INC    EC C COM              40624Q203      630    71810 SH       Sole                    71810
HARMONIC INC COM               COM              413160102      534    95260 SH       Sole                    95260
HAYNES INTERNATIONAL INC COM N COM              420877201     1147    46595 SH       Sole                    46595
HCC INS HLDGS INC COM          COM              404132102     4270   159631 SH       Sole                   159631
HEIDRICK & STRUGGLES INTL INC  COM              422819102      933    43305 SH       Sole                    43305
HELEN OF TROY CORP LTD COM     COM              G4388N106     2609   150270 SH       Sole                   150270
HELMERICH & PAYNE INC COM      COM              423452101     2298   100992 SH       Sole                   100992
INTERNATIONAL BUSINESS MACHS C COM              459200101      309     3675 SH       Sole                     3675
INTL PAPER CO COM              COM              460146103     1788   151495 SH       Sole                   151495
ISHARES INC MSCI EMU INDEX     COM              464286608      438    14320 SH       Sole                    14320
ISHARES INC MSCI JAPAN         COM              464286848      361    37681 SH       Sole                    37681
ISHARES TR MSCI EAFE IDX       COM              464287465      922    20555 SH       Sole                    20555
ISHARES TR RSSL MCRCP IDX      COM              464288869      208     6521 SH       Sole                     6521
ISHARES TR RUSL 2000 VALU      COM              464287630      206     4189 SH       Sole                     4189
ISHARES TR RUSSELL1000VAL      COM              464287598      547    11050 SH       Sole                    11050
ISHARES TR S&P 500 VALUE       COM              464287408     1102    24388 SH       Sole                    24388
ISHARES TR S&P MC 400 GRW      COM              464287606      528     9524 SH       Sole                     9524
ISHARES TR S&P MIDCP VALU      COM              464287705      702    13971 SH       Sole                    13971
ISHARES TR S&P SMLCP GROW      COM              464287887      256     5756 SH       Sole                     5756
ISHARES TR S&P SMLCP VALU      COM              464287879      422     8684 SH       Sole                     8684
ISHARES TR S&P500 GRW          COM              464287309      852    18968 SH       Sole                    18968
JOHNSON & JOHNSON COM          COM              478160104      523     8747 SH       Sole                     8747
JOHNSON CTLS INC COM           COM              478366107     4520   248913 SH       Sole                   248913
JOY GLOBAL INC COM             COM              481165108     3215   140460 SH       Sole                   140460
KHD HUMBOLDT WEDAG INTL LTD CO COM              482462108      958    85750 SH       Sole                    85750
KINETIC CONCEPTS INC COM NEW   COM              49460W208     1480    77180 SH       Sole                    77180
KORN FERRY INTL COM NEW        COM              500643200     1013    88685 SH       Sole                    88685
LINCARE HLDGS INC COM          COM              532791100     5393   200266 SH       Sole                   200266
LINCOLN NATL CORP IND COM      COM              534187109     2498   132580 SH       Sole                   132580
MANPOWER INC COM               COM              56418H100     1252    36835 SH       Sole                    36835
MARATHON OIL CORP COM          COM              565849106     4505   164668 SH       Sole                   164668
MATTEL INC COM                 COM              577081102     2022   126360 SH       Sole                   126360
MICROSOFT CORP COM             COM              594918104      274    14096 SH       Sole                    14096
NATIONAL OILWELL VARCO INC COM COM              637071101     3845   157310 SH       Sole                   157310
NAVIGATORS GROUP INC COM       COM              638904102     1491    27150 SH       Sole                    27150
NORFOLK SOUTHERN CORP COM      COM              655844108     3272    69547 SH       Sole                    69547
OCEANEERING INTL INC COM       COM              675232102     1097    37655 SH       Sole                    37655
OFFICE DEPOT INC COM           COM              676220106     1088   365210 SH       Sole                   365210
OLIN CORP COM PAR $1           COM              680665205     4321   238978 SH       Sole                   238978
OM GROUP INC COM               COM              670872100     1832    86795 SH       Sole                    86795
PARTNERRE LTD COM              COM              G6852T105     3861    54178 SH       Sole                    54178
PEPSICO INC COM                COM              713448108      381     6960 SH       Sole                     6960
PFIZER INC COM                 COM              717081103     5727   323376 SH       Sole                   323376
PLANTRONICS INC NEW COM        COM              727493108     1175    89045 SH       Sole                    89045
PPG INDS INC COM               COM              693506107     4863   114618 SH       Sole                   114618
PROCTER & GAMBLE CO COM        COM              742718109      299     4838 SH       Sole                     4838
REGIONS FINANCIAL CORP NEW COM COM              7591EP100      134    16791 SH       Sole                    16791
REGIS CORP MINN COM            COM              758932107     2260   155533 SH       Sole                   155533
RUBY TUESDAY INC COM           COM              781182100      292   187400 SH       Sole                   187400
RYDEX ETF TRUST S&P 500 EQ TRD COM              78355W106      534    19208 SH       Sole                    19208
SANDERSON FARMS INC COM        COM              800013104     2817    81500 SH       Sole                    81500
SEABRIGHT INSURANCE HLDGS INC  COM              811656107     2184   186025 SH       Sole                   186025
SEAGATE TECHNOLOGY SHS         COM              G7945J104     1489   336070 SH       Sole                   336070
SIERRA WIRELESS INC COM        COM              826516106     1058   181470 SH       Sole                   181470
SPDR INDEX SHS FDS S&P INTL SM COM              78463X871      327    17587 SH       Sole                    17587
SPDR SERIES TRUST DJ WLSH REIT COM              78464A607      628    15500 SH       Sole                    15500
SYNIVERSE HLDGS INC COM        COM              87163F106     1599   133900 SH       Sole                   133900
TECHNITROL INC COM             COM              878555101     1268   364250 SH       Sole                   364250
TEREX CORP NEW COM             COM              880779103     2394   138211 SH       Sole                   138211
TRAVELERS COMPANIES INC COM    COM              89417E109     6688   147966 SH       Sole                   147966
TTM TECHNOLOGIES  INC COM      COM              87305R109     1420   272590 SH       Sole                   272590
UNIT CORP COM                  COM              909218109     1343    50260 SH       Sole                    50260
UNITEDHEALTH GROUP INC COM     COM              91324P102     5304   199394 SH       Sole                   199394
US BANCORP DEL COM NEW         COM              902973304     5023   200848 SH       Sole                   200848
V F CORP COM                   COM              918204108     5435    99240 SH       Sole                    99240
VANGUARD INDEX FDS MID CAP ETF COM              922908629      507    11722 SH       Sole                    11722
VANGUARD INDEX FDS SM CP VAL E COM              922908611      243     5733 SH       Sole                     5733
VANGUARD INDEX FDS VALUE ETF   COM              922908744      234     5687 SH       Sole                     5687
VANGUARD INTL EQUITY INDEX FD  COM              922042775      343    10622 SH       Sole                    10622
VANGUARD INTL EQUITY INDEX FD  COM              922042858      909    38582 SH       Sole                    38582
VERSO TECHNOLOGIES INC COM NEW COM              925317208        0    28000 SH       Sole                    28000
WABTEC CORP COM                COM              929740108     2355    59245 SH       Sole                    59245
WACHOVIA CORP NEW COM          COM              929903102      637   114960 SH       Sole                   114960
WESTERN DIGITAL CORP COM       COM              958102105     3556   310560 SH       Sole                   310560
WHIRLPOOL CORP COM             COM              963320106     1821    44040 SH       Sole                    44040
WINDSTREAM CORP COM            COM              97381W104     3256   353868 SH       Sole                   353868
WYETH COM                      COM              983024100     4678   124713 SH       Sole                   124713